UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100 Denver, CO			80203
(Address of principal executive offices)			(Zip code)

Adam J. Shapiro, Esq. c/o Stone Harbor Investment Partners LP 31 West 52nd Street, 16th Floor New York, NY 10019
(Name and address of agent for service)

With copies To:

John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2008 - November 30, 2008

Item 1.  Report to Stockholders.

Stone Harbor Investment Funds®

Semi-Annual

11.30.08

Letter to Shareholders

January 15, 2009

Dear Shareholder,

We appreciate your confidence in the Stone Harbor Investment Funds as we steer through this latest credit cycle and identify opportunities within the financial markets. While we have witnessed extremes in the marketplace over the past year, our goal is to produce long-term returns that exceed our benchmarks, and maintain risk levels comparable to, or less than, the relevant level of market risk. As always, we will try to keep you well informed about your investment in our Funds. Please feel free to call us at 212-548-1200 if you have any questions.

MARKET OVERVIEW

Shocks from the credit crunch accelerated during 2008. The unwinding of lax lending practices of 2006 and 2007, particularly within the housing sector, led to extremely tight credit conditions in all major credit markets. As a result, financial institutions took massive write-offs in their credit portfolios, consumer and investor confidence plummeted, and the Federal Reserve was left with no choice but to intervene. In 2008, the Fed aggressively lowered its overnight funds target rate by 225 basis points to 0.25%. In March, the US central bank forced a bailout of Bear Stearns, and gave investment banks unprecedented access to the discount window. Historical events in September intensified market concerns. Following the government takeover of Fannie Mae and Freddie Mac, Lehman Brothers filed for bankruptcy, and Merrill Lynch and Washington Mutual were absorbed by Bank of America and JP Morgan, respectively. In turn, Goldman Sachs and Morgan Stanley sold significant stakes in their businesses, and converted to bank holding companies. Aggressive steps taken by the Fed and the US Treasury were aimed at reducing systemic risk. Nonetheless, unprecedented write-offs severely impaired banking system capital and investor confidence, precipitating a tide of deleveraging. In response, the Fed directly injected capital into banks, guaranteed future bank bond issuance, increased depositor guarantees, and implemented over $1.5 trillion in government-sponsored financial relief programs. Congress simultaneously made progress on an auto bailout plan for the Big Three (GM, Chrysler, Ford) intended to avoid further deterioration in the economy, while the incoming next President provided more clarity on his stimulus package for 2009. Since mid-December 2008, credit markets managed to show signs of stabilization despite expectations for further corporate earnings shortfalls.

Against this challenging backdrop, navigating the credit market waters was difficult. Investors favored the safety of U.S. government debt and credit risk was approached with great caution. Credit spreads versus governments in all major fixed income asset classes were quite volatile as investors remained concerned about US economic prospects. Massive spread widening during the year drove spreads on US investment grade corporates and high yield debt to all-time highs. Spreads on US investment grade credits, as represented by the Barclays Capital US Credit Index, reached a record wide at 545 bps over US Treasuries on December 4, with the Financial sector reaching a spread of 707 bps. On the same day, credit spreads in the high yield market, as measured by the Citigroup High Yield Market Capped Index, also widened to an all-time high, reaching 1850 bps. During the period in review, spreads for the emerging markets debt dollar-denominated benchmark, the JP Morgan EMBI Global Diversified Index, widened to a cyclical high of 891 bps on October 24.

The market has maintained its focus on global economic and financial market conditions as global central banks continue to create what they hope will be enough stimulus to prevent a prolonged recession. We believe our portfolios are well-positioned for this period of uncertainty and to take advantage of the opportunities that lie in the year ahead.

Sincerely,

Thomas W. Brock

Chairman of the Board of Trustees

Stone Harbor Emerging Markets Debt Fund

Fund performance over the six months ended November 30, 2008 was -25.87% net of expenses (-25.58% gross of expenses), relative to a benchmark return of -19.49% on the JP Morgan Emerging Market Global Diversified Index. The Fund maintained its focus on identifying improving emerging market credits but ran into headwinds of substantial risk aversion and deleveraging following the bankruptcy of Lehman Brothers in mid-September. In the weeks that followed this event, investors sold bonds from emerging markets indiscriminately, including bonds whose credit quality were fundamentally sound. Key drivers of market underperformance from country selection were the Fund’s overweight positions in Argentina and Iraq, as well as its underweights to China, Chile, Mexico and Poland. The Fund continues to underweight these credits based on Stone Harbor’s belief that their lack of value relative to investment grade debt in the developed world. The Fund’s overweight in Argentina is based on the view that the government’s strong ability to pay its debts and its need to garner debt holders’ support for financing requirements in 2009 favors owning Argentine bonds, particularly at currently distressed market prices. In addition, the Fund maintained an underweight in Lebanon based on our opinion that the country’s political risk and weak fundamentals did not justify by current bond prices; this position was a negative factor in performance. The significant steepening of the US yield curve detracted 25 basis points from performance. Issue and sector selection were also sources of underperformance versus the Index. The portfolio’s allocation to local currency bonds in Brazil and Colombia were the primary contributors to weakness in security selection.

Stone Harbor High Yield Bond Fund

The Fund outperformed its benchmark for the 6 months ended November 30, 2008, returning -25.33% net of expenses (-25.12% gross of expenses), 497 bps above the Citigroup High Yield Market Capped Index, which returned -30.30%. Investor risk aversion, which began in earnest at the start of the period under review, continued through the six months amid record high volatility, driving high yield spreads to all-time highs. The US economic recession which began in December 2007 weighed heavily on consumer confidence. Bank write-downs continued while a wide range of corporate earnings disappointed. Following Lehman Brothers’ collapse in September, technical pressures were accelerated by hedge and mutual fund deleveraging. Aggressive steps taken by the Fed and US Treasury were aimed at reducing systemic risk, but were not enough to stem the tide of liquidations as accounts were forced to delever or meet redemptions. Poor economic data weighed on consumer and investor sentiment, particularly US auto sales, unemployment, ISM manufacturing, and housing starts. Positive news such as the definitive presidential election, the lowest LIBOR rates since 2004, and aggressive monetary and fiscal policy were not enough to offset these fundamental stresses. Falling oil prices did not compensate for pressures on the consumer, mainly the negative wealth effect from falling stock and home prices. By the end of November, headwinds persisted for the high yield market: constrained borrowing, ratings downgrades, corporate earnings shortfalls, and declining investor confidence. Focus was on the fate of the Big Three (GM, Chrysler, Ford), distressed debt exchanges and the imminent Fed Funds rate decision in mid-December. Stone Harbor’s high yield strategy during the six month period was to overweight defensive sectors such as Utilities, Cable & Media, Energy, Healthcare, and Telecommunications; underweight consumer- related industries such as Financials and Homebuilders, and maintain a slightly higher credit quality. Issue selection, particularly in Services (Other) and Gaming contributed positively to performance.

The Citigroup US Treasury 1-10 Year Benchmark (On-The-Run) Index measures total returns for the current ten year on-the-run Treasuries that have been in existence for the entire month.

The Barclarys Capital U.S. Credit Index is comprised of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

The Citigroup High Yield Market Capped Index represents a modified version of the High Yield Market Index by delaying the entry of “fallen angel” issues (corporate or municipal bonds that were investment-grade when issued but have since been downgraded) and capping the par value of individual issuers at US $5 billion par amount outstanding.

The JP Morgan Emerging Bond Index Global Diversified is a uniquely-weighted version of the EMBI Global Index, which tracks total returns for U.S.-dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities such as: Brady bonds, loans and Eurobonds. Currently, the EMBI Global Index covers 196 instruments across 28 countries. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global Index.

Disclosure of Fund Expenses

November 30, 2008 (Unaudited)

Example. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and/or redemption fees (if applicable) and (2) ongoing costs, including management fees and other Fund expenses. The below examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on June 1, 2008 and held until November 30, 2008.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transaction fees, such as redemption fees, sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

	Beginning	Ending		Expenses
	Account Value	Account Value	Expense	Paid During
	06/01/2008	11/30/2008	Ratio(a)	Period(b)
STONE HARBOR EMERGING MARKETS DEBT FUND
Institutional Class
Actual	$1,000.00	$740.40	0.75%	$3.27
Hypothetical	$1,000.00	$1,021.31	0.75%	$3.80

STONE HARBOR HIGH YIELD BOND FUND
Institutional Class
Actual	$1,000.00	$746.70	0.55%	$2.41
Hypothetical	$1,000.00	$1,022.31	0.55%	$2.79

(a)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365. Note this expense example is typically based on a six-month period.

Summary of Portfolio Holdings

November 30, 2008 (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present holdings as a percent of total net assets (“TNA”) are provided in compliance with such requirements.

EMERGING MARKETS DEBT FUND

Country Breakout	% of TNA
Argentina	4.80%
Brazil	13.43%
Bulgaria	0.15%
Chile	0.37%
Colombia	6.21%
Ecuador	0.08%
El Salvador	2.45%
Gabon	0.75%
Ghana	0.82%
Great Britain	0.50%
Indonesia	4.86%
Iraq	2.68%
Ireland	0.51%
Kazakhstan	0.60%
Luxembourg	0.64%
Malaysia	3.80%
Mexico	1.64%
Netherlands	0.25%
Panama	4.36%
Peru	3.13%
Philippines	6.57%
Russia	11.76%
Singapore	0.02%
South Africa	0.63%
Tunisia	0.46%
Turkey	4.48%
Ukraine	3.07%
United States	3.91%
Uruguay	2.37%
Venezuela	11.14%
Vietnam	0.38%
Total	96.82%
Other Assets in Excess of Liabilities	3.18%
Total Net Assets	100.00%

HIGH YIELD BOND FUND

Industry Breakout	% of TNA
Advertising	1.53%
Aerospace - Defense	4.38%
Agriculture	1.43%
Apparel	0.62%
Auto Manufacturers	0.99%
Beverages	1.35%
Building Materials	0.36%
Building Products	0.71%
Chemicals	3.31%
Coal	1.27%
Commercial Services	5.33%
Communications	0.77%
Distribution - Wholesale	0.33%
Diversified Financial Services	6.20%
Electric	5.55%
Electrical Components & Equipment	0.48%
Entertainment	4.33%
Environmental Control	0.86%
Exploration & Production	0.10%
Food	1.58%
Forest Products & Paper	1.93%
Healthcare-Products	1.89%
Healthcare-Services	6.31%
Holding Companies-Diversified	0.16%
Home Furnishings	0.27%
Hotels & Motels	0.08%
Internet	0.16%
Iron/Steel	0.94%
Lodging	0.68%
Machinery - Construction & Mining	0.58%
Media	6.34%
Miscellaneous Manufacturers	1.75%
Money Market Mutual Funds	6.87%
Office-Business Equipment	1.31%
Office Furnishings	0.34%
Oil & Gas	5.00%
Oil & Gas Services	1.10%
Packaging & Containers	2.21%
Pipelines	4.85%
Radio & TV/Other	0.15%
Real Estate Investment Trusts	1.59%
Research Services	0.28%
Retail	1.28%
Semiconductors	0.25%
Telecommunications	8.85%
Transportation	0.80%
Total	97.45%
Other Assets in Excess of Liabilities	2.55%
Total Net Assets	100.00%

Growth of a $10,000 Investment

November 30, 2008 (Unaudited)

STONE HARBOR EMERGING MARKETS DEBT FUND

Comparison of Change in Value of $10,000 Investment in Stone Harbor Emerging Markets Debt Fund and the JP Morgan Emerging Bond Index Global Diversified

The JP Morgan Emerging Bond Index Global Diversified is a uniquely-weighted version of the EMBI Global Index, which tracks total returns for U.S.-dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities such as: Brady bonds, loans and Eurobonds. Currently, the EMBI Global Index covers 196 instruments across 28 countries. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global Index.

STONE HARBOR HIGH YIELD BOND FUND

Comparison of Change in Value of $10,000 Investment in Stone Harbor High Yield Bond Fund and the Citigroup High Yield Market Capped Index

The Citigroup High Yield Market Capped Index represents a modified version of the High Yield Market Index by delaying the entry of “fallen angel” issues (corporate or municipal bonds that were investment-grade when issued but have since been downgraded) and capping the par value of individual issuers at US $5 billion par amount outstanding.

Statement of Investments

November 30, 2008 (Unaudited)

Emerging Markets Debt Fund

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount*	(Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 84.33%
Argentina - 4.80%
Republic of Argentina
10.500%, 11/14/2002(1)	EUR	$2,165,000	$188,099
8.750%, 02/04/2003(1)	EUR	57,000	11,044
7.000%, 03/18/2004(1)	EUR	88,000	10,990
1.985%, 03/29/2005(1)(2)		154,000	26,180
9.000%, 05/24/2005(1)	EUR	191,000	35,187
9.000%, 04/26/2006(1)	EUR	58,000	10,869
10.000%, 01/03/2007(1)	ITL	140,000,000	14,468
10.250%, 01/26/2007(1)	EUR	661,000	132,269
8.000%, 02/26/2008(1)	EUR	243,000	45,924
7.000%, 09/12/2013		130,000	38,253
7.820%, 12/31/2033	EUR	167,830	51,175
8.280%, 12/31/2033(3)		1,766,416	547,588
1.985%, 12/15/2035 IO(2)(4)	EUR	1,800,000	90,333
2.280%, 12/15/2035(2)		3,785,000	169,379
1.330%, 12/31/2038(5)		1,385,000	249,299
			1,621,057
Brazil - 12.00%
Nota Do Tesouro Nacional
Series F, 10.000%, 01/01/2014	BRL	1,080,000	363,096
Series F, 10.000%, 01/01/2017	BRL	2,890,000	876,082
Republic of Brazil
6.000%, 01/17/2017		100,000	93,500
8.000%, 01/15/2018		1,440,000	1,490,400
8.750%, 02/04/2025		265,000	288,850
10.125%, 05/15/2027		230,000	279,450
12.250%, 03/06/2030		20,000	27,300
8.250%, 01/20/2034		130,000	136,500
11.000%, 08/17/2040		420,000	494,025
			4,049,203
Bulgaria - 0.15%
Republic of Bulgaria
8.250%, 01/15/2015		53,000	50,350

Colombia - 6.21%
Republic of Colombia
6.364%, 03/17/2013(2)		55,000	51,150
8.250%, 12/22/2014		85,000	85,850

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount*	(Expressed in U.S. $)

Republic of Colombia (continued)
3.949%, 11/16/2015(2)		$100,000	$84,500
7.375%, 01/27/2017		100,000	92,750
11.750%, 02/25/2020		385,000	462,000
9.850%, 06/28/2027	COP	824,000,000	288,079
10.375%, 01/28/2033		35,000	38,850
7.375%, 09/18/2037		1,190,000	993,650
			2,096,829
Ecuador - 0.08%
Republic of Ecuador
9.375%, 12/15/2015		85,000	26,350

El Salvador - 2.45%
Republic of El Salvador
7.750%, 01/24/2023		73,000	63,510
8.250%, 04/10/2032		290,000	181,250
7.650%, 06/15/2035		993,000	580,905
			825,665
Gabon - 0.75%
Republic of Gabonese
8.200%, 12/12/2017(6)		395,000	252,800

Ghana - 0.82%
Republic of Ghana
8.500%, 10/04/2017		460,000	276,000

Indonesia - 4.86%
Republic of Indonesia
6.750%, 03/10/2014		525,000	420,000
6.625%, 02/17/2037		55,000	32,175
7.750%, 01/17/2038		1,760,000	1,188,000
			1,640,175
Iraq - 2.68%
Republic of Iraq
5.800%, 01/15/2028		2,010,000	904,500

Mexico - 1.64%
United Mexican States
5.625%, 01/15/2017		106,000	96,195
8.000%, 09/24/2022		445,000	458,350
			554,545

	Principal	Market Value
Interest Rate/Maturity Date	Amount*	(Expressed in U.S. $)

Panama - 4.36%
Republic of Panama
9.375%, 01/16/2023	$25,000	$24,875
9.375%, 04/01/2029	1,310,000	1,310,000
6.700%, 01/26/2036	175,000	137,375
		1,472,250
Peru - 3.13%
Republic of Peru
9.875%, 02/06/2015	5,000	5,463
8.375%, 05/03/2016	120,000	123,300
7.350%, 07/21/2025	175,000	158,813
8.750%, 11/21/2033	165,000	165,825
6.550%, 03/14/2037	765,000	604,349
		1,057,750
Philippines - 6.57%
Republic of Philippines
8.250%, 01/15/2014	207,000	203,895
8.875%, 03/17/2015	58,000	58,290
8.000%, 01/15/2016	340,000	328,100
9.375%, 01/18/2017	825,000	849,750
7.500%, 09/25/2024	145,000	126,875
10.625%, 03/16/2025	315,000	349,650
9.500%, 02/02/2030	30,000	31,950
7.750%, 01/14/2031	195,000	181,350
6.375%, 01/15/2032	100,000	87,500
		2,217,360
Russia - 11.76%
Russian Federation
12.750%, 06/24/2028	90,000	104,400
7.500%, 03/31/2030	4,629,520	3,865,649
		3,970,049
South Africa - 0.63%
Republic of South Africa
6.500%, 06/02/2014	218,000	191,840
8.500%, 06/23/2017	20,000	19,100
		210,940

	Principal	Market Value
Interest Rate/Maturity Date	Amount*	(Expressed in U.S. $)

Turkey - 4.48%
Republic of Turkey
7.250%, 03/15/2015	$1,020,000	$938,400
7.000%, 03/11/2019	275,000	228,250
7.375%, 02/05/2025	100,000	83,500
6.875%, 03/17/2036	360,000	262,800
		1,512,950
Ukraine - 3.07%
Ukraine Government
6.450%, 08/05/2009(2)(6)	100,000	82,500
6.450%, 08/05/2009(2)	275,000	226,875
6.875%, 03/04/2011(6)	110,000	70,400
6.385%, 06/26/2012	200,000	108,000
7.650%, 06/11/2013	630,000	340,200
6.580%, 11/21/2016	100,000	43,500
6.750%, 11/14/2017	390,000	165,750
		1,037,225
Uruguay - 2.37%
Republic of Uruguay
8.000%, 11/18/2022	935,000	752,675
7.875%, 01/15/2033(3)	800	588
7.625%, 03/21/2036	65,000	46,475
		799,738
Venezuela - 11.14%
Republic of Venezuela
5.375%, 08/07/2010	1,145,000	921,725
5.059%, 04/20/2011(2)	635,000	403,225
10.750%, 09/19/2013	330,000	227,700
8.500%, 10/08/2014	140,000	81,200
5.750%, 02/26/2016	60,000	27,750
7.000%, 12/01/2018	75,000	35,250
6.000%, 12/09/2020	85,000	36,125
7.650%, 04/21/2025	2,580,000	1,186,800
9.375%, 01/13/2034	165,000	85,800
9.000%, 05/07/2023	45,000	22,500
9.250%, 05/07/2028	1,460,000	730,000
		3,758,075

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount*	(Expressed in U.S. $)

Vietnam - 0.38%
Republic of Vietnam
6.875%, 01/15/2016		$160,000	$129,600

TOTAL SOVEREIGN DEBT OBLIGATIONS			28,463,411
(Amortized Cost $36,362,600)

CORPORATE BONDS - 8.86%
Brazil - 1.43%
GTL Trade Finance, Inc.
7.250%, 10/20/2017(6)		310,000	259,913
National Development Co.
6.369%, 06/16/2018(6)		260,000	222,300
			482,213
Chile - 0.37%
Codelco, Inc.
6.375%, 11/30/2012(6)		125,000	125,885

Great Britain - 0.50%
Vedanta Resources PLC
9.500%, 07/18/2018(6)		340,000	170,000

Ireland - 0.51%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 04/30/2013(6)		300,000	171,000

Kazakhstan - 0.60%
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018(6)		305,000	204,350

Luxembourg - 0.64%
VTB Capital SA
6.875%, 05/29/2018(6)		345,000	214,763

Malaysia - 3.80%
Petroliam Nasional BHD
7.750%, 08/15/2015		335,000	345,248
Petronas Capital Ltd.
7.000%, 05/22/2012		200,000	205,778
7.875%, 05/22/2022		675,000	730,462
			1,281,488

	Principal	Market Value
Interest Rate/Maturity Date	Amount/Shares*	(Expressed in U.S. $)

Netherlands - 0.25%
HSBK Europe BV
9.250%, 10/16/2013(6)	$110,000	$85,800

Singapore - 0.02%
DBS Bank Ltd.
5.000%, 11/15/2019(2)(6)	10,000	7,098

Tunisia - 0.46%
Banque Centrale de Tunisie
7.375%, 04/25/2012	155,000	153,838

United States - 0.28%
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700%, 08/07/2018(6)	160,000	96,000

TOTAL CORPORATE BONDS		2,992,435
(Amortized Cost $3,829,453)

MONEY MARKET MUTUAL FUNDS - 3.63%
Dreyfus Cash Advantage Plus Fund (1.73% 7-day yield)	1,223,121	1,223,121

TOTAL MONEY MARKET MUTUAL FUNDS		1,223,121
(Cost $1,223,121)

Total Investments - 96.82%		$32,678,967
(Amortized Cost $41,415,174)

Other Assets In Excess of Liabilities - 3.18%		1,073,335

Net Assets - 100%		$33,752,302

*	The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

	BRL	Brazilian Real
	COP	Colombian Peso
	EUR	Euro Currency
	ITL	Italian Lira

(1)	Security is currently in default/non-income producing.

(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(3)	Pay-in-kind securities.

(4)	IO - Interest Only.

(5)	Step Bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is the stated rate at a set date in the future.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,962,809, which represents approximately 5.82% of net assets as of November 30, 2008.

Common Abbreviations:

BHD - Berhad is the Malaysian term for public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Financial Statements

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

							Unrealized
Contract	Contracted		Purchase/Sale	Expiration	Value on	Current	Appreciation/
Description	Amount		Contract	Date	Settlement Date	Value	Depreciation
EUR	387,895 (EUR	)	Purchase	01/16/2009	$550,376	$492,627	$(57,749)
EUR	737,370 (EUR	)	Sale	01/16/2009	$1,132,511	$936,462	$196,049

Statement of Investments

November 30, 2008 (Unaudited)

High Yield Bond Fund

	Principal
Interest Rate/Maturity Date	Amount	Market Value

CORPORATE BONDS - 85.18%
Advertising - 1.53%
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008(1)(2)	$4,000	$1,600
Lamar Media Corp.
6.625%, 08/15/2015	710,000	518,300
Series B, 6.625%, 08/15/2015	780,000	569,400
Series C, 6.625%, 08/15/2015	200,000	146,000
RH Donnelley Corp.
Series A-1, 6.875%, 01/15/2013	250,000	33,750
Series A-2, 6.875%, 01/15/2013	25,000	3,375
Series A-3, 8.875%, 01/15/2016	380,000	51,300
Series WI, 8.875%, 10/15/2017	1,800,000	243,000
		1,566,725
Aerospace - Defense - 4.12%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	640,000	550,400
DRS Technologies, Inc.
6.875%, 11/01/2013	175,000	174,563
Esterline Technologies Corp.
7.750%, 06/15/2013	325,000	281,125
6.625%, 03/01/2017	275,000	226,875
L-3 Communications Corp.
7.625%, 06/15/2012	1,531,000	1,420,002
6.125%, 01/15/2014	475,000	401,375
Series B, 6.375%, 10/15/2015	400,000	334,000
Moog, Inc.
6.250%, 01/15/2015	435,000	341,475
TransDigm, Inc.
7.750%, 07/15/2014	625,000	478,125
		4,207,940
Agriculture - 1.43%
Reynolds American, Inc.
7.250%, 06/01/2013	625,000	543,103
7.625%, 06/01/2016	1,155,000	914,072
		1,457,175
Apparel - 0.62%
Levi Strauss & Co.
9.750%, 01/15/2015	1,045,000	632,225

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Auto Manufacturers - 0.77%
Ford Motor Co.
7.450%, 07/16/2031	$1,560,000	$397,800
8.900%, 01/15/2032	25,000	5,875
General Motors Corp.
8.375%, 07/15/2033	1,685,000	379,125
		782,800
Beverages - 1.31%
Constellation Brands, Inc.
8.375%, 12/15/2014	675,000	590,625
7.250%, 09/01/2016	845,000	705,575
7.250%, 05/15/2017	50,000	41,750
		1,337,950
Building Materials - 0.36%
Interline Brands, Inc.
8.125%, 06/15/2014	400,000	302,000
Nortek, Inc.
8.500%, 09/01/2014	150,000	46,500
NTK Holdings, Inc.
10.750%, 03/01/2014(3)	75,000	17,625
		366,125
Chemicals - 3.15%
Airgas, Inc.
6.250%, 07/15/2014	425,000	350,625
7.125%, 10/01/2018(4)	75,000	60,188
Hercules, Inc.
6.750%, 10/15/2029	475,000	497,563
Lyondell Chemical Co.
8.375%, 08/15/2015(4)	945,000	148,838
MacDermid, Inc.
9.500%, 04/15/2017(4)	650,000	354,250
Nalco Co.
7.750%, 11/15/2011	375,000	334,688
8.875%, 11/15/2013	530,000	426,650
NewMarket Corp.
7.125%, 12/15/2016	405,000	317,925
Nova Chemicals Corp.
6.500%, 01/15/2012	1,045,000	731,499
		3,222,226

Interest Rate/Maturity Date	Principal Amount	Market Value

Coal - 1.27%
Arch Western Finance LLC
6.750%, 07/01/2013(5)	$625,000	$506,250
Peabody Energy Corp.
Series B, 6.875%, 03/15/2013	750,000	641,250
5.875%, 04/15/2016	75,000	58,125
7.875%, 11/01/2026	125,000	96,875
		1,302,500
Commercial Services - 4.91%
ARAMARK Corp.
6.693%, 02/01/2015(5)	65,000	45,825
8.500%, 02/01/2015	955,000	797,425
Cadmus Communications Corp.
8.375%, 06/15/2014	550,000	320,375
Cenveo Corp.
7.875%, 12/01/2013	100,000	50,625
10.500%, 08/15/2016(4)	250,000	193,125
Corrections Corp. of America
7.500%, 05/01/2011	10,000	9,550
6.250%, 03/15/2013	999,000	884,115
6.750%, 01/31/2014	325,000	292,500
Deluxe Corp.
7.375%, 06/01/2015	395,000	242,925
Education Management, LLC
8.750%, 06/01/2014	600,000	438,000
10.250%, 06/01/2016	195,000	136,500
The Geo Group, Inc.
8.250%, 07/15/2013	575,000	500,250
Iron Mountain, Inc.
8.625%, 04/01/2013	25,000	22,688
7.750%, 01/15/2015	575,000	485,875
8.750%, 07/15/2018	360,000	307,800
8.000%, 06/15/2020	375,000	290,625
		5,018,203
Communications - 0.77
Intelsat Jackson Holdings Ltd.
9.500%, 06/15/2016(4)	350,000	297,500
11.250%, 06/15/2016	600,000	486,000
		783,500

Interest Rate/Maturity Date	Principal Amount	Market Value

Distribution - Wholesale - 0.33%
Baker & Taylor, Inc.
11.500%, 07/01/2013(4)	$670,000	$338,350

Diversified Financial Services - 6.00%
Ford Motor Credit Co. LLC
5.800%, 01/12/2009	225,000	200,510
7.375%, 10/28/2009	475,000	290,064
9.875%, 08/10/2011	1,075,000	505,500
8.000%, 12/15/2016	1,385,000	584,306
Fox Acquisition Sub LLC
13.375%, 07/15/2016(4)	540,000	283,500
Global Cash Access LLC
8.750%, 03/15/2012	600,000	471,000
GMAC LLC
5.850%, 01/14/2009	450,000	375,684
5.625%, 05/15/2009	224,000	154,358
7.250%, 03/02/2011	125,000	51,066
6.875%, 09/15/2011	375,000	144,167
6.000%, 12/15/2011	150,000	53,463
7.000%, 02/01/2012	600,000	212,801
6.625%, 05/15/2012	105,000	36,835
8.000%, 11/01/2031	30,000	7,896
Hughes Network Systems LLC
9.500%, 04/15/2014	160,000	132,800
Petroplus Finance Ltd.
6.750%, 05/01/2014(4)	485,000	315,250
7.000%, 05/01/2017(4)	550,000	343,750
Pinnacle Foods Finance LLC
9.250%, 04/01/2015	475,000	315,875
Rainbow National Services LLC
8.750%, 09/01/2012(4)	200,000	177,000
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	600,000	471,000
Southern Star Central Corp.
6.750%, 03/01/2016	75,000	61,125
6.750%, 03/01/2016(4)	575,000	468,625
Vanguard Health Holding Co. II LLC
9.000%, 10/01/2014	590,000	474,950
		6,131,525

Interest Rate/Maturity Date	Principal Amount	Market Value

Electric - 5.55%
The AES Corp.
7.750%, 03/01/2014	$650,000	$479,375
8.000%, 10/15/2017	850,000	590,750
Edison Mission Energy
7.500%, 06/15/2013	55,000	45,100
7.200%, 05/15/2019	665,000	488,775
7.625%, 05/15/2027	960,000	657,600
Mirant Americas Generation LLC
8.500%, 10/01/2021	175,000	123,375
Mirant North America LLC
7.375%, 12/31/2013	915,000	796,050
NRG Energy, Inc.
7.250%, 02/01/2014	425,000	347,438
7.375%, 02/01/2016	1,090,000	888,350
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/01/2015(4)	1,950,000	1,257,749
		5,674,562
Electrical Components & Equipment - 0.48%
Belden, Inc.
7.000%, 03/15/2017	655,000	491,250

Entertainment - 4.22%
AMC Entertainment, Inc.
8.000%, 03/01/2014	50,000	31,250
11.000%, 02/01/2016	565,000	403,975
Cinemark, Inc.
9.750%, 03/15/2014(3)	1,260,000	1,039,500
Great Canadian Gaming Corp.
7.250%, 02/15/2015(4)	630,000	437,850
Marquee Holdings, Inc.
12.000%, 08/15/2014(3)	615,000	350,550
Penn National Gaming, Inc.
6.875%, 12/01/2011	650,000	588,250
Pinnacle Entertainment, Inc.
8.250%, 03/15/2012	425,000	312,375
8.750%, 10/01/2013	175,000	133,875
7.500%, 06/15/2015	855,000	474,525
Seneca Gaming Corp.
7.250%, 05/01/2012	695,000	469,125
Series B, 7.250%, 05/01/2012	105,000	70,875
		4,312,150

Interest Rate/Maturity Date	Principal Amount	Market Value

Environmental Control - 0.86%
Allied Waste North America, Inc.
7.250%, 03/15/2015	$900,000	$798,750
Series B, 7.125%, 05/15/2016	50,000	44,250
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	32,375
Safety-Kleen Services, Inc.
9.250%, 06/01/2008(6)	50,000	10
		875,385
Food - 1.58%
American Stores Co.
7.900%, 05/01/2017(2)	550,000	539,000
Del Monte Corp.
8.625%, 12/15/2012	625,000	568,750
Dole Food Co., Inc.
8.625%, 05/01/2009	300,000	270,000
7.250%, 06/15/2010	325,000	230,750
Pilgrim’s Pride Corp.
9.250%, 11/15/2013(1)	100,000	6,375
		1,614,875
Forest Products & Paper - 1.39%
Appleton Papers, Inc.
8.125%, 06/15/2011	470,000	305,500
Series B, 9.750%, 06/15/2014	200,000	109,000
Buckeye Technologies, Inc.
8.000%, 10/15/2010	91,000	83,265
8.500%, 10/01/2013	525,000	451,500
International Paper Co.
7.950%, 06/15/2018	600,000	471,680
		1,420,945
Healthcare-Products - 1.89%
Accellent, Inc.
10.500%, 12/01/2013	630,000	444,150
Advanced Medical Optics, Inc.
7.500%, 05/01/2017	675,000	374,625
Boston Scientific Corp.
6.000%, 06/15/2011	900,000	792,000
5.450%, 06/15/2014	100,000	78,500
6.400%, 06/15/2016	50,000	39,500
7.000%, 11/15/2035	300,000	205,500
		1,934,275

Interest Rate/Maturity Date	Principal Amount	Market Value

Healthcare-Services - 5.06%
Community Health Systems, Inc.
8.875%, 07/15/2015	$900,000	$726,750
DaVita, Inc.
7.250%, 03/15/2015	1,245,000	1,083,150
HCA, Inc.
9.250%, 11/15/2016	1,525,000	1,242,874
9.625%, 11/15/2016(7)	750,000	541,875
Healthsouth Corp.
10.750%, 06/15/2016	550,000	489,500
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	755,000	551,150
United Surgical Partners International, Inc.
8.875%, 05/01/2017	125,000	82,500
9.250%, 05/01/2017(7)	745,000	450,725
		5,168,524
Holding Companies-Diversified - 0.16%
AMH Holdings, Inc.
11.250%, 03/01/2014(3)	130,000	66,950
Atlantic Broadband Finance LLC
9.375%, 01/15/2014	135,000	97,200
		164,150
Home Furnishings - 0.27%
Norcraft Cos LP
9.000%, 11/01/2011	35,000	31,675
Norcraft Holdings LP
9.750%, 09/01/2012(3)	300,000	241,500
		273,175
Iron/Steel - 0.94%
RathGibson, Inc.
11.250%, 02/15/2014	400,000	246,000
Steel Dynamics, Inc.
7.375%, 11/01/2012	750,000	558,750
6.750%, 04/01/2015	250,000	155,000
		959,750
Lodging - 0.68%
Caesars Entertainment, Inc.
7.875%, 03/15/2010	325,000	170,625

	Principal
Interest Rate/Maturity Date	Amount	Market Value

MGM Mirage
8.500%, 09/15/2010	$550,000	$314,875
8.375%, 02/01/2011	75,000	36,563
13.000%, 11/15/2013(4)	75,000	63,000
Station Casinos, Inc.
6.000%, 04/01/2012	60,000	18,900
7.750%, 08/15/2016	300,000	93,000
		696,963
Machinery - Construction & Mining - 0.58%
Terex Corp.
8.000%, 11/15/2017	825,000	594,000

Media - 5.94%
Bonten Media Acquisition Co.
9.000%, 06/01/2015(4)(7)	425,000	150,875
Cablevision Systems Corp.
Series B, 8.334%, 04/01/2009(5)	300,000	294,750
CanWest MediaWorks, Inc.
8.000%, 09/15/2012	700,000	276,500
CCH I Holdings LLC
9.920%, 04/01/2014	275,000	38,500
10.000%, 05/15/2014	25,000	3,500
11.000%, 10/01/2015	1,365,000	368,550
CCH I Holdings LLC
11.750%, 05/15/2014(3)	230,000	31,050
12.125%, 01/15/2015(3)	25,000	3,375
CCO Holdings LLC
8.750%, 11/15/2013	200,000	115,000
CSC Holdings, Inc.
Series B, 7.625%, 04/01/2011	675,000	600,750
6.750%, 04/15/2012	350,000	294,875
Dex Media, Inc.
8.000%, 11/15/2013	20,000	2,700
9.000%, 11/15/2013(3)	375,000	50,625
Dex Media West LLC
Series B, 8.500%, 08/15/2010	20,000	12,500
Series B, 9.875%, 08/15/2013	44,000	9,790
Echostar DBS Corp.
7.000%, 10/01/2013	25,000	18,875
6.625%, 10/01/2014	650,000	466,375
7.750%, 05/31/2015	75,000	55,500
7.125%, 02/01/2016	660,000	471,899

Interest Rate/Maturity Date	Principal Amount	Market Value

Idearc, Inc.
8.000%, 11/15/2016	$1,265,000	$110,687
Radio One, Inc.
Series B, 8.875%, 07/01/2011	865,000	421,688
The Reader’s Digest Association, Inc.
9.000%, 02/15/2017	470,000	111,038
Rogers Cable, Inc.
8.750%, 05/01/2032	175,000	165,414
Salem Communications Holding Corp.
7.750%, 12/15/2010	445,000	278,125
Shaw Communications, Inc.
7.250%, 04/06/2011	325,000	310,375
7.200%, 12/15/2011	200,000	189,000
Univision Communications, Inc.
9.750%, 03/15/2015(4)(7)	1,075,000	142,438
Videotron Ltee
6.875%, 01/15/2014	920,000	772,799
6.375%, 12/15/2015	185,000	143,375
9.125%, 04/15/2018(4)	175,000	154,875
		6,065,803
Miscellaneous Manufacturers - 1.75%
Koppers, Inc.
9.875%, 10/15/2013	575,000	537,625
Koppers Holdings, Inc.
9.875%, 11/15/2014(3)	425,000	331,500
RBS Global, Inc.
9.500%, 08/01/2014	635,000	447,675
SPX Corp.
7.625%, 12/15/2014(4)	575,000	469,344
		1,786,144
Office-Business Equipment - 1.31%
Xerox Capital Trust I
8.000%, 02/01/2027	1,820,000	1,338,555

Office Furnishings - 0.21%
Interface, Inc.
9.500%, 02/01/2014	265,000	213,325

Oil & Gas - 5.00%
Chaparral Energy, Inc.
8.500%, 12/01/2015	625,000	234,375
8.875%, 02/01/2017(3)	145,000	54,375

Interest Rate/Maturity Date	Principal Amount	Market Value

Chesapeake Energy Corp.
7.625%, 07/15/2013	$575,000	$462,875
7.000%, 08/15/2014	50,000	38,250
6.375%, 06/15/2015	275,000	193,875
6.250%, 01/15/2018	585,000	386,100
7.250%, 12/15/2018	550,000	387,750
EXCO Resources, Inc.
7.250%, 01/15/2011	1,025,000	794,375
Hilcorp Energy I LP
7.750%, 11/01/2015(4)	270,000	194,400
9.000%, 06/01/2016(4)	334,000	240,480
Newfield Exploration Co.
7.125%, 05/15/2018	500,000	357,500
Pioneer Natural Resources Co.
6.650%, 03/15/2017	950,000	666,515
Quicksilver Resources, Inc.
8.250%, 08/01/2015	625,000	406,250
SandRidge Energy, Inc.
8.000%, 06/01/2018(4)	575,000	370,875
Stone Energy Corp.
8.250%, 12/15/2011	425,000	316,625
		5,104,620
Oil & Gas Services - 1.10%
Complete Production Services, Inc.
8.000%, 12/15/2016	600,000	381,000
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	955,000	740,125
		1,121,125
Packaging & Containers - 2.21%
Crown Americas LLC
7.625%, 11/15/2013	175,000	162,750
7.750%, 11/15/2015	430,000	391,300
Graphic Packaging International, Inc.
8.500%, 08/15/2011	410,000	338,250
9.500%, 08/15/2013	460,000	319,700
Owens Brockway Glass Container, Inc.
8.250%, 05/15/2013	500,000	472,500
Series $, 6.750%, 12/01/2014	425,000	371,875
Owens-Illinois, Inc.
7.500%, 05/15/2010	100,000	96,500

Interest Rate/Maturity Date	Principal Amount	Market Value

Packaging Dynamics Finance Corp.
10.000%, 05/01/2016(4)	$225,000	$104,625
Radnor Holdings Corp.
11.000%, 03/15/2010(2)(6)	25,000	3
		2,257,503
Pipelines - 4.85%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	55,352
7.000%, 06/01/2025	10,000	8,869
Atlas Pipeline Partners LP
8.125%, 12/15/2015	600,000	393,000
8.750%, 06/15/2018(4)	25,000	16,125
Copano Energy LLC
7.750%, 06/01/2018(4)	675,000	445,500
Dynegy Holdings, Inc.
8.375%, 05/01/2016	920,000	644,000
7.125%, 05/15/2018	500,000	297,500
7.750%, 06/01/2019	235,000	157,450
7.625%, 10/15/2026	25,000	11,125
El Paso Corp.
7.000%, 05/15/2011	100,000	85,828
7.250%, 06/01/2018	175,000	122,500
7.800%, 08/01/2031	800,000	511,950
7.750%, 01/15/2032	150,000	95,250
MarkWest Energy Partners LP
Series B, 8.750%, 04/15/2018	575,000	365,125
Targa Resources, Inc.
8.500%, 11/01/2013	855,000	474,525
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	150,000	123,081
Transcontinental Gas Pipe Line Corp.
6.400%, 04/15/2016	50,000	45,375
Williams Cos, Inc.
7.875%, 09/01/2021	1,000,000	761,361
8.750%, 03/15/2032	473,000	345,981
		4,959,897
Real Estate Investment Trusts - 1.55%
Felcor Lodging LP
8.500%, 06/01/2011	525,000	366,188
4.803%, 12/01/2011(5)	90,000	52,650

Interest Rate/Maturity Date	Principal Amount	Market Value

Host Hotels & Resorts LP
Series M, 7.000%, 08/15/2012	$275,000	$207,625
7.125%, 11/01/2013	875,000	640,937
Series O, 6.375%, 03/15/2015	75,000	50,813
Series Q, 6.750%, 06/01/2016	400,000	268,000
		1,586,213
Retail - 1.28%
Claire’s Stores, Inc.
9.625%, 06/01/2015(7)	805,000	84,525
10.500%, 06/01/2017	425,000	59,500
Inergy LP
8.250%, 03/01/2016	625,000	462,500
Michaels Stores, Inc.
10.000%, 11/01/2014	675,000	216,000
11.375%, 11/01/2016	75,000	16,875
Neiman-Marcus Group, Inc.
9.000%, 10/15/2015(7)	95,000	40,850
10.375%, 10/15/2015	200,000	76,000
Quiksilver, Inc.
6.875%, 04/15/2015	600,000	225,000
Sbarro, Inc.
10.375%, 02/01/2015	225,000	127,125
		1,308,375
Semiconductors - 0.22%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	490,000	169,050
9.125%, 12/15/2014(7)	285,000	59,850
		228,900
Telecommunications - 8.73%
American Tower Corp.
7.500%, 05/01/2012	400,000	376,000
7.125%, 10/15/2012	75,000	70,688
7.000%, 10/15/2017(4)	575,000	497,375
Citizens Communications Co.
9.250%, 05/15/2011	125,000	107,813
7.875%, 01/15/2027	125,000	61,875
9.000%, 08/15/2031	1,405,000	779,775
Embarq Corp.
7.082%, 06/01/2016	610,000	433,670
7.995%, 06/01/2036	700,000	399,717

Interest Rate/Maturity Date	Principal Amount	Market Value

Level 3 Financing, Inc.
12.250%, 03/15/2013	$520,000	$301,600
9.250%, 11/01/2014	540,000	286,200
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	1,265,000	1,043,624
Nextel Communications, Inc.
Series D, 7.375%, 08/01/2015	750,000	300,141
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	875,000	573,125
Qwest Corp.
8.875%, 03/15/2012	100,000	83,000
7.500%, 10/01/2014	1,050,000	813,749
7.500%, 6/15/2023	25,000	16,125
6.875%, 09/15/2033	900,000	542,250
Rogers Communications, Inc.
7.250%, 12/15/2012	30,000	29,786
8.000%, 12/15/2012	770,000	712,250
6.375%, 03/01/2014	50,000	44,835
Sprint Capital Corp.
6.875%, 11/15/2028	50,000	24,543
8.750%, 03/15/2032	150,000	78,118
Sprint Nextel Corp.
4.169%, 06/28/2010(5)	250,000	175,316
Virgin Media Finance PLC
9.125%, 08/15/2016	975,000	692,250
Wind Acquisition Finance SA
10.750%, 12/01/2015(4)	20,000	16,500
Windstream Corp.
8.625%, 08/01/2016	590,000	463,150
		8,923,475
Transportation - 0.80%
Bristow Group, Inc.
7.500%, 09/15/2017	630,000	437,850
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	630,000	381,150
		819,000

TOTAL CORPORATE BONDS
(Amortized Cost $124,451,515)		87,040,183

Interest Rate/Maturity Date	Principal Amount	Market Value

CONVERTIBLE CORPORATE BONDS - 0.08%
Aerospace - Defense - 0.03%
Alliant Techsystems, Inc.
2.750%, 02/15/2024(4)	$10,000	$10,775
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035(4)	15,000	13,931
		24,706
Media - 0.01%
Sinclair Broadcast Group, Inc.
4.875%, 07/15/2018(3)	25,000	13,500

Real Estate Investment Trusts - 0.04%
MeriStar Hospitality Corp.
9.500%, 04/01/2010	40,000	41,060

TOTAL CONVERTIBLE CORPORATE BONDS
(Amortized Cost $93,474)		79,266

BANK LOANS - 5.20%
Aerospace - Defense - 0.23%
Sequa Corp.3
5.950%, 12/07/2014	316,908	221,835
Sequa Corp.10
5.020%, 12/07/2014	9,563	6,694
Sequa Corp.11
7.020%, 12/07/2014	11,316	7,921
Sequa Corp.13
6.250%, 12/07/2014	274	192
		236,642
Auto Manufacturers - 0.22%
Ford Motor Co.
8.000%, 11/29/2013	540,375	220,878

Beverages - 0.04%
Tropicana Products, Inc.
9.250%, 12/15/2011	142,147	41,365

Building Products - 0.71%
Texas Electric10
5.268%, 10/10/2014	174,910	119,268
Texas Electric11
7.262%, 10/10/2014	5,080	3,464

Interest Rate/Maturity Date	Principal Amount	Market Value

Texas Electric12
5.888%, 10/10/2014	$890,620	$607,292
		730,024
Chemicals - 0.16%
LYON
4.890%, 06/12/2014	398,000	167,444

Commercial Services - 0.42%
ARAMARK Corp.
5.198%, 01/26/2014	32,126	25,733
5.637%, 01/26/2014	505,683	405,052
		430,785
Diversified Financial Services - 0.20%
First Data Corp B-1
7.580%, 10/08/2014	18,401	12,577
First Data Crp B1 T4
4.149%, 10/08/2014	270,379	184,796
First Data Crp B1 T5
5.948%, 10/08/2014	8,220	5,618
		202,991
Entertainment - 0.11%
LV Sands-Del Draw I
4.170%, 06/30/2008	44,888	22,394
LV Sands-Tranche 3
4.450%, 06/30/2008	177,750	88,677
		111,071
Exploration & Production - 0.10%
Quicksilver
7.750%, 08/10/2013	140,625	103,360

Forest Products & Paper - 0.54%
Graphpack7
6.512%, 05/16/2014	59,940	46,853
Graphpack8
6.512%, 12/31/2008	317,682	248,321
Graphpack9
5.884%, 09/30/2008	8,392	6,559
Graphpack15
6.512%, 05/16/2014	197,802	154,616

Interest Rate/Maturity Date	Principal Amount	Market Value

Graphpack16
6.512%, 05/16/2014	$5,121	$4,003
Graphpack17
6.512%, 05/16/2014	89,910	70,280
Graphpack42
6.512%, 05/16/2014	29,970	23,427
		554,059
Healthcare-Services - 1.25%
COMHELDEL
1.000%, 07/30/2016	50,236	37,096
COMMUNTLN
5.060%, 07/30/2016	982,264	725,342
HCA, Inc.
7.080%, 11/18/2013	682,496	513,365
		1,275,803
Hotels & Motels - 0.08%
Tribune Company
7.396%, 05/14/2009	192,000	80,400

Internet - 0.16%
Level 3 Communications, Inc.
5.389%, 03/09/2014	71,429	46,667
6.627%, 03/09/2014	178,571	116,666
		163,333
Media - 0.39%
Charter Comm 7
5.470%, 07/30/2099	82,692	56,145
Charter Comm 9
3.630%, 07/30/2099	313	212
Charter Comm 10
4.160%, 07/30/2099	14,135	9,597
Charter Comm 11
4.290%, 07/30/2099	26,923	18,280
Crown Castle International Corp.
6.330%, 03/02/2014	246,250	180,377
Merrill Communications, LLC
9.517%, 11/27/2013	150,000	63,750
Univision 1L 22
4.608%, 05/30/2008	9,060	4,118
Univision Communications, Inc.
5.494%, 10/03/2014	140,940	64,057
		396,536

Interest Rate/Maturity Date	Principal Amount/Shares	Market Value

Office Furnishings - 0.13%
Collins & Aikman Floorcoverings, Inc.
5.090%, 05/08/2014	$21,272	$12,479
7.401%, 05/08/2014	178,034	104,446
7.646%, 05/08/2014	18,367	10,776
		127,701
Radio & Tv/Other - 0.15%
CITADELCO 52
5.395%, 05/31/2014	231,010	90,094
CITADELCO 55
4.215%, 05/31/2014	168,990	65,906
		156,000
Research Services - 0.28%
Nielsen Finance 14
4.388%, 08/08/2099	312,531	209,884
Nielsen Finance 15
3.768%, 08/08/2099	107,693	72,323
		282,207
Semiconductors - 0.03%
Freescale Semiconductor, Inc.
5.014%, 12/01/2013	49,496	28,909

TOTAL BANK LOANS
(Amortized Cost $7,382,323)		5,309,508

COMMON STOCKS - 0.12%
Telecommunications - 0.12%
American Tower Corp.(8)	3,930	107,053
Virgin Media, Inc.	3,372	15,950
		123,003
TOTAL COMMON STOCKS
(Cost $220,178)		123,003

MONEY MARKET MUTUAL FUNDS - 6.87%
Dreyfus Cash Advantage Plus Fund (1.73% 7-day yield)	7,024,978	7,024,978

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $7,024,978)		7,024,978

Interest Rate/Maturity Date	Market Value

Total Investments - 97.45%
(Amortized Cost $139,172,468)	$99,576,938

Other Assets in Excess of Liabilities - 2.55%	2,601,347

Net Assets - 100.00%	$102,178,285

(1)       This security is considered illiquid by the Investment Advisor.

(2)       This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(3)       Step Bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is the stated rate at a set date in the future.

(4)       Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,567,093, which represents approximately 7.41% of net assets as of November 30, 2008.

(5)       Floating or variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(6)       Security is currently in default/non-income producing.

(7)       Pay-in-kind securities.

(8)       Non-income producing.

Statement of Assets & Liabilities

November 30, 2008 (Unaudited)

	Stone Harbor Emerging Markets Debt Fund	Stone Harbor High Yield Bond Fund

ASSETS
Investments, at value (1)	$32,678,967	$99,576,938
Cash	—	7,862
Receivable for investments sold	565,432	—
Receivable for shares sold	1,650,000	56,317
Unrealized appreciation on forward foreign currency contracts	196,049	—
Interest receivable	848,655	3,004,392
Prepaids and other assets	8,923	30,480
Total Assets	35,948,026	102,675,989

LIABILITIES
Payable for investments purchased	2,092,114	417,155
Unrealized depreciation on forward foreign currency contracts	57,749	—
Payable to advisor	—	12,581
Payable to administrator	4,365	19,256
Payable for trustee fees	274	1,067
Payable for audit fees	38,330	38,330
Other payables	2,892	9,315
Total Liabilities	2,195,724	497,704
Net Assets	$33,752,302	$102,178,285

NET ASSETS CONSIST OF:
Paid-in capital	$44,592,122	$142,131,610
(Over)/undistributed net investment income	618,056	(4,939)
Accumulated net realized loss on investments and translation of assets and liabilities denominated in foreign currency	(2,806,001)	(352,856)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currency	(8,651,875)	(39,595,530)
Net Assets	$33,752,302	$102,178,285

PRICING OF SHARES:
Institutional Class Shares
Net Assets	$33,752,302	$102,178,285
Shares of beneficial interest outstanding (unlimited number of shares, par value of $0.001 per share authorized)	4,486,467	14,424,741
Net asset value, offering and redemption price per share	$7.52	$7.08

(1) Cost of Investments	$41,415,174	$139,172,468

See Notes to Financial Statements

Statement of Operations

For the Six Months Ended November 30, 2008 (Unaudited)

	Stone Harbor Emerging Markets Debt Fund	Stone Harbor High Yield Bond Fund

INVESTMENT INCOME
Interest (net of foreign withholding tax of $550 on Stone Harbor Emerging Markets Debt Fund)	$1,296,860	$5,321,788
Other income	—	13,750
Total Investment Income	1,296,860	5,335,538

EXPENSES
Investment advisory fee	93,138	290,644
Administrative fee	27,974	106,124
Custodian fees	11,549	7,502
Audit fees	34,330	34,330
Printing fees	1,501	1,091
Offering costs	11,235	11,108
Legal fees	8,497	26,020
Trustee fees	9,453	8,921
Transfer agent fees	10,771	10,796
Registration fees	8,793	6,404
Insurance fees	3,458	12,742
Other	550	1,093
Total expenses before waiver/reimbursement	221,249	516,775
Less fees waived by investment advisor	(93,138)	(197,127)
Less fees reimbursed by investment advisor	(11,727)	—
Total Net Expenses	116,384	319,648
Net Investment Income	1,180,476	5,015,890

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(2,245,436)	(525,777)
Foreign currency transactions	(551,067)	—
Net realized loss	(2,796,503)	(525,777)
Change in unrealized appreciation/(depreciation) on:
Investments	(8,997,467)	(38,232,347)
Translation of assets and liabilities denominated in foreign currencies	165,365	—
Net change	(8,832,102)	(38,232,347)
Net Realized and unrealized Loss on Investments	(11,628,605)	(38,758,124)
Net Decrease in Net Assets Resulting from Operations	$(10,448,129)	$(33,742,234)

See Notes to Financial Statements

Statement of Changes in Net Assets

STONE HARBOR EMERGING MARKETS DEBT FUND

	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period August 16, 2007 (Inception) to May 31, 2008

OPERATIONS
Net investment income	$1,180,476	$783,825
Net realized gain/(loss) on investments	(2,796,503)	457,737
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	(8,832,102)	180,227
Net increase/(decrease) in net assets resulting from operations	(10,448,129)	1,421,789

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(610,536)	(936,189)
From realized gains on investments	—	(277,514)
From tax return of capital	—	(6,303)
Net decrease in net assets from distributions to shareholders	(610,536)	(1,220,006)

CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Proceeds from sale of shares	25,477,888	19,485,836
Issued to shareholders in reinvestment of distributions	592,723	1,152,287
Cost of shares redeemed	(847,050)	(1,302,500)
Net increase in net assets from capital share transactions	25,223,561	19,335,623
Net Increase in Net Assets	14,164,896	19,537,406
Net Assets
Beginning of period	19,587,406	50,000
End of period (including undistributed net investment income of $618,056 and $48,116, respectively)	$33,752,302	$19,587,406

OTHER INFORMATION
Share Transactions:
Institutional Class Shares
Beginning shares	1,894,363	5,000
Sold	2,614,011	1,901,770
Reinvested	68,526	110,056
Redeemed	(90,433)	(122,463)
Shares outstanding, end of period	4,486,467	1,894,363

See Notes to Financial Statements

Statement of Changes in Net Assets

STONE HARBOR HIGH YIELD BOND FUND

	For the Six	For the Period
	Months Ended	August 16, 2007
	November 30, 2008	(Inception) to
	(Unaudited)	May 31, 2008

OPERATIONS
Net investment income	$5,015,890	$4,196,581
Net realized gain/(loss) on investments	(525,777)	53,916
Net change in unrealized depreciation on investments	(38,232,347)	(1,363,183)
Net increase/(decrease) in net assets resulting from operations	(33,742,234)	2,887,314

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,964,644)	(4,051,279)
From realized gains on investments	—	(93,241)
From tax return of capital	—	(21,250)
Net decrease in net assets from distributions to shareholders	(4,964,644)	(4,165,770)

CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Proceeds from sales of shares	36,401,332	109,502,778
Issued to shareholders in reinvestment of distributions	4,186,962	2,978,804
Cost of shares redeemed	(6,615,207)	(4,341,050)
Net increase in net assets from capital share transactions	33,973,087	108,140,532
Net Increase/(Decrease) in Net Assets	(4,733,791)	106,862,076
Net Assets
Beginning of period	106,912,076	50,000
End of period (including overdistributed net investment income of ($4,939) and ($56,185), respectively)	$102,178,285	$106,912,076

OTHER INFORMATION
Share Transactions:
Institutional Class Shares
Beginning shares	10,776,299	5,000
Sold	3,874,776	10,903,020
Reinvested	526,050	301,150
Redeemed	(752,384)	(432,871)
Shares outstanding, end of period	14,424,741	10,776,299

See Notes to Financial Statements

Financial Highlights

For a share outstanding through the period presented

Emerging Markets Debt Fund

	For the Six	For the Period
	Months Ended	August 16, 2007
	November 30, 2008	(Inception) to
Institutional Class Shares	(Unaudited)	May 31, 2008

Net asset value - beginning of the period	$10.34	$10.00
Income from investment operations
Net investment income	0.27	0.46
Net realized and unrealized gain/(loss) on investments	(2.93)	0.58
Total income/(loss) from investment operations	(2.66)	1.04

Less distributions to common shareholders
From net investment income	(0.16)	(0.54)
From net realized gain on investments	—	(0.16)
From tax return of capital	—	0.00 (1)
Total distributions	(0.16)	(0.70)

Net Increase/(Decrease) in Net Asset Value	(2.82)	0.34
Net asset value - end of period	$7.52	$10.34

Total Return(2)(3)	(25.96)%	10.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$33,752	$19,587
Ratio of expenses to average net assets with fee waivers/reimbursements	0.75%*	0.75%*
Ratio of expenses to average net assets without fee waivers/reimbursements	1.43%*	2.27%*
Ratio of net investment income to average net assets with fee waivers/reimbursements	7.60%*	5.91%*

Portfolio Turnover Rate(4)	58%	143%

*	Annualized.
(1)	Less than (0.005) per share.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.
(3)	Total returns for periods of less than one year are not annualized.
(4)	Not annualized.

See Notes to Financial Statements

Financial Highlights

For a share outstanding through the period presented

High Yield Bond Fund

	For the Six	For the Period
	Months Ended	August 16, 2007
	November 30, 2008	(Inception) to
Institutional Class Shares	(Unaudited)	May 31, 2008

Net asset value - beginning of the period	$9.92	$10.00
Income from investment operations
Net investment income	0.37	0.58
Net realized and unrealized loss on investments	(2.84)	(0.08)
Total income/(loss) from investment operations	(2.47)	0.50

Less distributions to common shareholders
From net investment income	(0.37)	(0.57)
From net realized gain on investments	—	(0.01)
From tax return of capital	—	0.00 (1)
Total distributions	(0.37)	(0.58)

Net Decrease in Net Asset Value	(2.84)	(0.08)
Net asset value - end of period	$7.08	$9.92

Total Return(2)(3)	(25.33)%	5.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$102,178	$106,912
Ratio of expenses to average net assets with fee waivers/reimbursements	0.55%*	0.55%*
Ratio of expenses to average net assets without fee waivers/reimbursements	0.89%*	1.21%*
Ratio of net investment income to average net assets with fee waivers/reimbursements	8.63%*	7.81%*

Portfolio Turnover Rate(4)	7%	11%

*	Annualized.
(1)	Less than (0.005) per share.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.
(3)	Total returns for periods of less than one year are not annualized.
(4)	Not annualized.

See Notes to Financial Statements

Notes to Financial Statements

November 30, 2008 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consist of Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund (each, a “Fund and together, the Funds”), is a Massachusetts business trust, organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a non-diversified portfolio with an investment objective to maximize total return. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. As of the date of this report, there were no outstanding shares for the Distributor Class of each Fund. The Declaration of Trust permits the Trustees to create additional funds and share classes.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment valuation: Debt securities, bank loans and linked notes are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Available cash is invested into a money market fund by the custodian.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective June 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and require additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Financial Statements (continued)

November 30, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds’ investments carried at value:

		Fair Value Measurements at November 30, 2008 Using
		Quoted Prices in
		Active Market for	Significant Other	Significant
Investments in		Identical Assets	Observable	Unobservable
Securities	Total	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
Emerging Markets Debt Fund	32,678,967	—	32,678,967	—
High Yield Bond Fund	99,576,938	123,003	99,445,960	7,975

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Stone Harbor			Stone Harbor
	Emerging Markets Debt Fund			High Yield Bond Fund
		Other			Other
		Financial	OFI -		Financial	OFI -
	Investments	Instruments	Market	Investments	Instruments	Market
	in Securities	(OFI)	Value	in Securities	(OFI)	Value

Balance as of 5/31/2008	$277,886	$—	$—	$3,766	$—	$—
Realized gain (loss)	(100,755)	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	26,216	—	—	(106,379)	—	—
Net purchases (sales)	(203,347)	—	—	543,850	—	—
Transfers in and/or (out) of Level 3	—	—	—	(433,262)	—	—
Balance as of 11/30/2008	$—	$—	$—	$7,975	$—	$—

(b) Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend

Notes to Financial Statements (continued)

November 30, 2008 (Unaudited)

income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions.

The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

(d) Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(e) Forward Foreign Currency Contracts: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Credit Default Swaps: The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the

Notes to Financial Statements (continued)

November 30, 2008 (Unaudited)

counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

(g) Loan Participations: The High Yield Bond Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(h) Credit and Market risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-date. Income distributions, if any are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid at least annually.

(j) Classifications of Distributions: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

Notes to Financial Statements (continued)

November 30, 2008 (Unaudited)

The tax character of the distributions paid by the Funds during the year ended May 31, 2008, was as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Ordinary Income	$1,213,703	$4,125,892
Long-term Capital Gain	$—	$18,628
Tax Return of Capital	$6,303	$21,250
	$1,220,006	$4,165,770

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Undistributed Ordinary Income	$—	$—
Accumulated Capital Gains/(Losses)	$—	$(374,458)
Unrealized Appreciation/(Depreciation)	$170,729	$(3,138,113)
Cumulative Effect of Other Timing Differences*	$48,116	$(56,185)
	$218,845	$(3,568,756)

*

Other temporary differences due to timing, consist primarily of mark-to-market under section 1256 of the Internal Revenue Code and differences due to the timing of the deductibility of certain expenses.

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under accounting principles generally accepted in the United States. Accordingly, for the period ended May 31, 2008, certain differences were reclassified. These differences were primarily due to the differing tax treatment of certain investments and the amounts reclassified did not affect net assets.

The reclassifications were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Paid-in-capital	$(10,759)	$(10,759)
Undistributed Income	$200,480	$(201,487)
Accumulated Net Realized Gains	$(189,721)	$212,246

(k) Expenses: Direct expenses are charged to the Funds; general expenses of the Series are allocated to the Funds based on each Fund’s relative net assets.

(l) Federal and Other Taxes: It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Notes to Financial Statements (continued)

November 30, 2008 (Unaudited)

The Funds adopted Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes’’ (‘‘FIN 48’’). FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return.

Management believes that this will not have a material impact on the Funds’ financial statements. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years since inception are subject to examination by the Internal Revenue Service and state departments of revenue.

2. Advisory Fees

Stone Harbor Investment Partners LP is the Trust’s investment adviser. Under the investment advisory agreement the Trust pays an investment advisory fee calculated daily and paid monthly of 0.50% and 0.60% of the average daily net assets for Stone Harbor High Yield Bond Fund and Stone Harbor Emerging Markets Debt Fund, respectively.

The Adviser has contractually agreed to waive fees and reimburse expenses with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of acquired Fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) of the Stone Harbor High Yield Bond Fund Institutional Class, Stone Harbor High Yield Bond Fund Distributor Class, Stone Harbor Emerging Markets Debt Fund Institutional Class and Stone Harbor Emerging Markets Debt Fund Distributor Class will not exceed 0.55%, 0.80%, 0.75% and 1.00%, respectively. This undertaking is in effect through September 30, 2009 and is reevaluated on an annual basis.

The Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

3. Investments

During the six months ended November 30, 2008 the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund

Purchases of investments (other than U.S. Government Securities)	$41,032,509	$45,311,570
Purchases U.S. Government Securities	$—	$—
Total Purchases	$41,032,509	$45,311,570

Sales of investments (other than U.S. Government Securities)	$16,782,668	$6,846,240
Sales of U.S. Government Securities	$—	$—
Total Sales	$16,782,668	$6,846,240

Notes to Financial Statements (continued)

November 30, 2008 (Unaudited)

At November 30, 2008 the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were substantially as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets Debt Fund	High Yield Bond Fund
Gross appreciation (excess of value over tax cost)	$156,456	$—
Gross depreciation (excess of tax cost over value)	$(9,126,384)	$(41,409,514)
Net unrealized appreciation/(depreciation)	$(8,969,928)	$(41,409,514)
Cost of investments for income tax purposes	$41,648,895	$140,986,452

4. Shares of Beneficial Interest

At November 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of the Institutional Class were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund03
Shares sold	2,614,011	3,874,776
Shares reinvested	68,526	526,050
Shares redeemed	(90,433)	(752,384)
Net increase in shares outstanding	2,592,104	3,648,442

5. Post October Loss Deferral

On May 31, 2008, the High Yield Bond Fund had a post October (recognized during the period November 1, 2007 to December 31, 2007) loss deferral of $374,458 expiring in 2016. This amount is available to offset like amounts of any future taxable gains.

6. Recent Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

7. Other

Board of Trustees Compensation: No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Funds for serving as an officer or trustee of the Funds. Each individual Fund pays each Trustee who is not an interested person, as defined by the 1940 Act, of the Adviser or any of its affiliates, a fee of $1,250 per quarter plus $500 for each additional meeting in which that Trustee participates. All Trustees are reimbursed for reasonable travel and out-of-pocket expenses incurred to attend such meetings.

Additional Information

November 30, 2008 (Unaudited)

Fund Portfolio Holdings

The SEC has adopted the requirement that all funds file a complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. For the Funds, this would be for the fiscal quarters ending August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Proxy voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the period ending June 30, 2008 is available without a charge, upon request, by contacting Stone Harbor Investment Funds at 1-866-699-8158 or on the SEC website at http://www.sec.gov.

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Trustees and Officers

November 30, 2008 (Unaudited)

The business and affairs of each Fund are managed under the direction of its Board of Trustees. The Board of Trustees approves all significant agreements between a Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, investment manager, administrator,  custodian and transfer agent. The day-to-day operations of the Fund are delegated to the  Fund’s manager and administrator.

The name, address, age, and principal occupations for the past five years of the Trustees and officers of the Funds are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee. Except as otherwise noted, the address of each Trustee and officer is c/o Stone Harbor Investment Partners LP, 31 W. 52nd Street, 16th Floor, New York, New York 10019. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available without a charge, upon request, by calling 1-866-699-8158.

INDEPENDENT TRUSTEES

Term of Office and Length
Name, Address and Age	Position with the Trust	of Time Served(1)
Alan Brott	Chairman of Audit Committee; Trustee	Since June 21, 2007
Age: 66

Heath B. McLendon	Trustee	Since June 21, 2007
Age: 76

Patrick Sheehan	Trustee	Since June 21, 2007
Age: 61

INTERESTED TRUSTEES

Term of Office and Length
Name, Address and Age	Position with the Trust	of Time Served(1)
Thomas W. Brock	Chairman; Trustee	Since June 21, 2007
Age: 62

	Number of
	Portfolios in
	Fund Complex
	Overseen by	Other Directorships
Principal Occupation(s) During Past 5 Years	Trustee	by Trustee
Columbia University Graduate School of Business - Associate Professor, 2000-Present; Consultant, 1991-Present.	2	Bank of America – two closed-end registered hedge funds.

Citigroup – Chairman of Equity Research Oversight Committee (retired December 31, 2006).	2	None

Retired; formerly, Citigroup Asset Management- Managing Director and Fixed Income Portfolio Manager, 1991-2002.	2	None

	Number of
	Portfolios in
	Fund Complex
	Overseen by	Other Directorships
Principal Occupation(s) During Past 5 Years	Trustee	by Trustee
Stone Harbor Investment Partners LP – Chief Ex- ecutive Officer, 2006-Present; Columbia University Graduate School of Business - Associate Professor, 1998-2006.	2	Bank of America – two closed-end registered hedge funds; Liberty All Star Funds – two closed-end funds.

OFFICERS

Term of Office and Length
Name, Address and Age	Position with the Trust	of Time Served(1)
Peter J. Wilby Age: 50	President	Since June 21, 2007

Pablo Cisilino Age: 41	Executive Vice President	Since June 21, 2007

James E. Craige Age: 41	Executive Vice President	Since June 21, 2007

Thomas K. Flanagan Age: 54	Executive Vice President	Since June 21, 2007

Number of
Portfolios in
Fund Complex
	Overseen by	Other Directorships
Principal Occupation(s) During Past 5 Years	Trustee	by Trustee

Co-portfolio manager of the Funds; since April 1, 2006, Chief Investment Officer of Stone Harbor Investment Partners LP; prior to April 1, 2006, Chief Investment Officer – North American Fixed Income; joined Citigroup or its predecessor firms in 1989.

	N/A	N/A

Co-portfolio manager of Emerging Markets Debt Fund; since July 1, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; from June 1, 2004 to July 1, 2006, Executive Director for Sales

and Trading in Emerging Markets at Morgan Stanley Inc; prior to June 1, 2004, Vice President for local markets and FX sales and trading, Goldman Sachs; joined Goldman Sachs in 1994.

	N/A	N/A

Co-portfolio manager of Emerging Markets Debt Fund; since April 1, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; prior to April 1, 2006, Managing Director and Senior Portfolio

Manager at Salomon Brothers Asset Management Inc.; joined Salomon Brothers Asset Management Inc. in 1992.

	N/A	N/A

Co-portfolio manager of Emerging Markets Debt Fund; since April 1, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; prior to April 1, 2006, Managing Director and Senior Portfolio

Manager at Salomon Brothers Asset Management Inc.; joined Salomon Brothers Asset Management Inc. in 1991.

	N/A	N/A

	Position with	Term of Office and Length
Name, Address and Age	the Trust	of Time Served(1)
Beth A. Semmel Age: 47	Executive Vice President	Since June 21, 2007

Jeffrey S. Scott Age: 49	Chief Compliance Officer	Since June 21, 2007

James J. Dooley Age: 51	Treasurer	Since June 21, 2007

Adam J. Shapiro Age: 45	Secretary; Anti-Money Laundering Officer	Since June 21, 2007 Since June 21, 2007

Patrick D. Buchanan Age: 37	Assistant Treasurer	Since April 23, 2008

(1) Each Trustee serves until retirement, resignation or removal from the Board of Trustees.  The current retirement age is 80.

Number of
Portfolios in
Fund Complex
	Overseen by	Other Directorships
Principal Occupation(s) During Past 5 Years	Trustee	by Trustee

Co-portfolio manager of High Yield Bond Fund; since April 1, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; Prior to April 1, 2006, Managing Director, Senior Portfolio Manager and Senior Trader for all high yield securities portfolios at Salomon Brothers Asset Management Inc.; joined Salomon Brothers Asset Management Inc. in 1993.

	N/A	N/A

Since April 1, 2006, Chief Compliance Officer of Stone Harbor Investment Partners LP; from October 2006 to March 2007, Director of Compliance, New York Life Investment Management LLC; from July 1998 to September 2006, Chief Compliance Officer, Salomon Brothers Asset Management Inc.

	N/A	N/A

Since April 1, 2006, Head of Operations, Technology and Finance of Stone Harbor Investment Partners LP; from August 2004 to March 2006, Senior Operations Manager of Institutional Asset Management, Citigroup Asset Management; from October 2002 to August 2004, Managing Director, Global Operations & Application Development, AIG Global Investment Group; from May 2001 to September 2002, President and Chief Operating Officer, Financial Technologies International.

	N/A	N/A

Since April 1, 2006, General Counsel of Stone Harbor Investment Partners LP; from April 2004 to March 2006, General Counsel, North American Fixed Income, Salomon Brothers Asset Management Inc.; from August 1999 to March 2004, Director of Product and Business Development, Citigroup Asset Management.

	N/A	N/A

Since October 15, 2007, Senior Fund Controller for ALPS Fund Services, Inc; from February 2005 to October 2007, Director of Accounting for Madison Capital Management LLC; from August 2003 to February, 2005, Manager of Fund Accounting for Janus Capital Group.

	N/A	N/A

Notes

Notes

Notes

OFFICERS AND TRUSTEES
Alan Brott, Trustee
Heath B. McLendon, Trustee
Patrick Sheehan, Trustee
Thomas W. Brock, Chairman
Peter J. Wilby, President
Pablo Cisilino, Exec. Vice President
James E. Craige, Exec. Vice President
Thomas K. Flanagan, Exec. Vice President
Beth A. Semmel, Exec. Vice President
Jeffrey S. Scott, Chief Compliance Officer
Adam Shapiro, Secretary/Anti-Money Laundering Officer
James J. Dooley, Treasurer
Patrick Buchanan, Assistant Treasurer

INVESTMENT ADVISER
Stone Harbor Investment Partners LP
31 W. 52nd Street 16th Floor
New York, New York 10019

ADMINISTRATOR & FUND ACCOUNTANT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

LEGAL COUNSEL
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 17th Street, Suite 3600
Denver, Colorado 80202

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

SHF000115 7/09

Item 2.            Code of Ethics.

Not applicable to this Report.

Item 3.            Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.            Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Investments.

(a)          Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

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Item 9.                                     Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.          Controls and Procedures.

(a)        The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)                    Not applicable.

(a)(2)            The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)                    Not applicable.

(b)                         The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive
Officer

Date:	February 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive
Officer

Date:	February 6, 2009

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/
Principal Financial Officer

Date:	February 6, 2009

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